Finance Costs (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure Of Finance Costs And Fair Value Movement [Abstract]
Schedule of finance costs

	Six months to December 31, 2022 $’000	Six months to December 31, 2021 $’000
Interest on debt and borrowings (Note 10)	(12,242)	(10,891)
Other finance costs	(3,229)	(690)

Total finance costs	(15,471)	(11,581)